GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of changes in the carrying amount of goodwill
Amount
Balance as of January 1, 2026	$-
Acquired through business combination (Note 1)	9,851
Measurement period adjustments	-
Balance as of June 30, 2026	$9,851

Schedule of components of intangible assets
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Life

Acquired technology	$3,368	$(140)	$3,228	3 years
Total intangible assets, net	$3,368	$(140)	$3,228